Deferred income tax - Tax (charge)/credit recognized in income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax charges and credits
Tax (charge)/credit recognized in the income statement	€ 124	€ (5)	€ (1)
Deferred tax assets not recognized in respect of tax losses	52	43
Tax losses	311	223
Deferred tax assets not recognized in respect of capital losses	42	70
Capital losses	199	201
Tax losses
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(2)	(3)	(18)
Employee benefit obligations
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(19)	(12)	13
Depreciation timing differences
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(5)	(12)	(2)
Provisions
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(23)		(7)
Temporary differences associated with investments in subsidiaries	0
Other deferred tax assets
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(11)	(15)	(7)
Intangible assets
Tax charges and credits
Tax (charge)/credit recognized in the income statement	138	38	30
Accelerated depreciation and other fair value adjustments
Tax charges and credits
Tax (charge)/credit recognized in the income statement	26	6	2
Other deferred tax liabilities
Tax charges and credits
Tax (charge)/credit recognized in the income statement	€ 20	€ (7)	€ (12)